Schedule I-Condensed Financial Information	12 Months Ended
Dec. 31, 2023
Schedule I-Condensed Financial Information
Schedule I-Condensed Financial Information
VIPSHOP HOLDINGS LIMITED
Schedule I—Condensed Financial Information of the Parent Company
Statements of Income and Comprehensive Income
(All amounts in thousands)

	Year Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
				Note 2(z)
General and administrative expenses	(17,956)	(49,776)	(21,171)	(2,981)
Other operating income	12,745	30,885	47,529	6,694

(Loss)income from operations	(5,211)	(18,891)	26,358	3,713

Equity income of subsidiaries and VIEs	4,686,284	6,317,707	8,090,266	1,139,490

Net income attributable to Vipshop Holdings Limited’s shareholders	4,681,073	6,298,816	8,116,624	1,143,203

Other comprehensive (loss)income:
Foreign currency translation, net of tax of nil	(29,645)	(610,296)	(11,085)	(1,561)
Changes in fair value of debt securities derived from the share of (loss)income of an equity method investee	—	(8,733)	23,124	3,257

Comprehensive income attributable to Vipshop Holdings Limited’s shareholders	4,651,428	5,679,787	8,128,663	1,144,899

VIPSHOP HOLDINGS LIMITED
Schedule I—Condensed Financial Information of the Parent Company
Balance Sheets
(All amounts in thousands, except for share and per share data)

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
			Note 2(z)
ASSETS
Cash and cash equivalents	1,624	904	127
Other receivables and prepayments, net	—	3,374	475
Investment in subsidiaries	36,076,969	45,235,847	6,371,336
Amount due from subsidiaries	376,331	384,016	54,088

Total assets	36,454,924	45,624,141	6,426,026

LIABILITIES
Accrued expenses and other current liabilities	169,335	1,116	156
Amount due to subsidiaries	3,533,552	8,661,621	1,219,964

Total liabilities	3,702,887	8,662,737	1,220,120

SHAREHOLDERS’ EQUITY
Class A ordinary shares (US$0.0001 par value, 483,489,642 shares authorized, and 124,060,090 and 98,877,929 shares issued, of which 101,621,330 and 92,900,247 shares were outstanding as of December 31, 2022 and 2023, respectively)	80	62	9
Class B ordinary shares (US$0.0001 par value,16,510,358 shares authorized, and 15,560,358 and 15,560,358 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	11	11	2
Treasury shares, at cost (22,438,760 and 5,977,682 Class A shares as of December 31, 2022 and 2023, respectively)	(8,352,511)	(3,624,763)	(510,537)
Additional paid-in capital	13,091,781	4,444,755	626,031
Retained earnings	28,720,304	36,836,928	5,188,373
Accumulated other comprehensive loss	(707,628)	(695,589)	(97,972)

Total shareholders’ equity	32,752,037	36,961,404	5,205,906

Total liabilities and shareholders’ equity	36,454,924	45,624,141	6,426,026

VIPSHOP HOLDINGS LIMITED
Schedule I—Condensed Financial Information of the Parent Company
Statements of Cash Flows
(All amounts in thousands)

	Year Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
				Note 2(z)
Cash flow from operating activities:
Net income	4,681,073	6,298,816	8,116,624	1,143,203
Adjustments to reconcile net income to net cash by operating activities:
Equity income of subsidiaries and VIEs	(4,686,284)	(6,317,707)	(8,090,266)	(1,139,490)
Changes in operating assets and liabilities:
Other receivables and prepayments, net	—	—	(3,374)	(475)
Accrued expenses and other current liabilities	(52,544)	(54,750)	(3,634)	(512)
Deferred income	(710)	(29,664)	—	—

Net cash (used in) provided by operating activities	(58,465)	(103,305)	19,350	2,726

Cash flows from investing activities:
Changes in amounts due from/to subsidiaries	1,577,719	6,362,371	5,086,910	716,476

Net cash provided by investing activities	1,577,719	6,362,371	5,086,910	716,476

Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of share options	419,814	—	—	—
Repurchase of ordinary shares	(1,938,798)	(6,257,703)	(5,106,944)	(719,298)

Net cash used in financing activities	(1,518,984)	(6,257,703)	(5,106,944)	(719,298)

Effect of exchange rate changes on cash and cash equivalents	5	(76)	(36)	(6)

Net increase(decrease) in cash and cash equivalents	275	1,287	(720)	(102)
Cash and cash equivalents at beginning of the period	62	337	1,624	229

Cash and cash equivalents at end of the period	337	1,624	904	127

VIPSHOP HOLDINGS LIMITED
NOTE TO SCHEDULE I
(All amounts in thousands, except for share or per share data)
Schedule I has been provided pursuant to the requirement of Rule
12-04(a)
and
4-08(e)(3)
of Regulation
S-X,
which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year.
As of December 31, 2023, RMB15.31 billion of the restricted capital, reserves and net asset are not available for distribution or transfer respectively, and as such, the condensed financial information of Vipshop Holdings Limited (“Parent Company”) has been presented. Relevant PRC laws and regulations also restrict the subsidiaries in PRC, the VIEs and VIEs’ subsidiaries from transferring a portion of their net assets to the Parent Company in the form of loans and advances or cash dividends.
During each of the three years in the period ended December 31, 2023, no cash dividend was declared and paid by the Parent Company.
As of December 31, 2023, there were no material contingencies, significant provisions of long-term obligations, and mandatory dividend or redemption requirements of redeemable shares or guarantees of the Parent Company, except for those which have been separately disclosed in the Consolidated Financial Statement, if any.
Basis of preparation
The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in its consolidated financial statements, except that the Parent Company has used the equity method to account for its investment in its subsidiaries, VIEs and VIEs’ subsidiaries. Accordingly, the condensed financial information presented herein represents the financial information of the Parent Company.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote discloses certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.